SHARE OPTION PLANS - Assumptions for Fair Value Estimation of Options Granted Using Dividend Adjusted Black-Scholes Pricing Model (Detail) (2010 Grant [Member])	12 Months Ended
Dec. 31, 2010
2010 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free rate of return	3.15%
Weighted average expected option life	6 years 3 months
Weighted average volatility rate	63.00%
Weighted average dividend yield	0.00%